BASIS OF PRESENTATION - Unaudited Condensed Consolidated Income Statement (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Reclassification [Line Items]
Total revenue	$ 1,162,000		$ 4,714,000		$ 255,000	$ 471,000
Gross margin	(2,240,000)		(2,061,000)		(2,194,000)	(2,061,000)
Operating expenses
General and administrative	3,211,000	$ 3,211,000	6,422,000	$ 9,961,000	13,524,000	15,065,000
Total operating expenses	3,461,000	3,523,000	6,984,000	10,051,000	17,888,000	19,984,000
Loss from operations	(5,701,000)	(3,344,000)	(9,045,000)	(12,204,000)	(20,082,000)	(22,045,000)
Loss from continuing operations before income taxes	(6,044,000)		(9,984,000)	(13,848,000)	(22,183,000)	(22,661,000)
Income tax benefit on continuing operations	(8,000)	796,000	788,000	788,000	(736,000)	202,000
Loss from continuing operations				(13,060,000)	(21,447,000)	(22,863,000)
Income (loss) from discontinued operations, net of tax		(3,940,000)		(3,575,000)	(4,631,000)	(7,249,000)
Net loss	$ (6,052)	$ (3,144)	$ (9,196)	$ (16,635)	$ (26,078,000)	$ (30,112,000)
Basic loss per share	$ (1.87)	$ (2.98)	$ (4.69)	$ (4.78)	$ (6.10)	$ (40.06)
Diluted loss per share	$ (1.87)	$ (2.98)	$ (4.69)	$ (4.78)	$ (6.10)	$ (40.06)
Weighted average number of shares used in per share calculation - basic	3,232,345	1,054,933	2,149,777	3,480,014	4,276,820	751,659
Weighted average number of shares used in per share calculation - diluted	3,232,345	1,054,933	2,149,777	3,480,014	4,276,820	751,659
Professional services
Reclassification [Line Items]
Total revenue	$ 458,000		$ 2,332,000
As Previously Reported
Reclassification [Line Items]
Total revenue	1,543,000		5,095,000
Gross margin	(1,859,000)		(1,680,000)
Operating expenses
General and administrative	3,355,000	$ 3,211,000	6,566,000	$ 10,105,000
Total operating expenses	3,605,000	3,523,000	7,128,000	10,195,000
Loss from operations	(5,464,000)	(3,344,000)	(8,808,000)	(11,967,000)
Loss from continuing operations before income taxes	(5,807,000)		(9,747,000)	(13,611,000)
Income tax benefit on continuing operations	545,000	(374,000)	171,000	171,000
Loss from continuing operations				(13,440,000)
Income (loss) from discontinued operations, net of tax		(3,940,000)		(3,575,000)
Net loss	$ (5,262)	$ (4,314)	$ (9,576)	$ (17,015)
Basic loss per share	$ (1.63)	$ (4.09)	$ (4.45)	$ (4.89)
Diluted loss per share	$ (1.63)	$ (4.09)	$ (4.45)	$ (4.89)
Weighted average number of shares used in per share calculation - basic	3,232,345	1,054,933	2,149,777	3,480,014
Weighted average number of shares used in per share calculation - diluted	3,232,345	1,054,933	2,149,777	3,480,014
As Previously Reported | Professional services
Reclassification [Line Items]
Total revenue	$ 839,000		$ 2,713,000
Adjustments
Reclassification [Line Items]
Total revenue	(381,000)		(381,000)
Gross margin	(381,000)		(381,000)
Operating expenses
General and administrative	(144,000)		(144,000)	$ (144,000)
Total operating expenses	(144,000)		(144,000)	(144,000)
Loss from operations	(237,000)		(237,000)	(237,000)
Loss from continuing operations before income taxes	(237,000)		(237,000)	(237,000)
Income tax benefit on continuing operations	(553,000)	$ 1,170,000	617,000	617,000
Loss from continuing operations				380,000
Net loss	$ (790)	$ 1,170	$ 380	$ 380
Basic loss per share	$ (0.24)	$ 1.11	$ (0.24)	$ 0.11
Diluted loss per share	$ (0.24)	$ 1.11	$ (0.24)	$ 0.11
Adjustments | Professional services
Reclassification [Line Items]
Total revenue	$ (381,000)		$ (381,000)